Stock-Based Compensation- Summary of Stock Option Activity (Details) - Stock Option - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Options
Beginning balance (in shares)	1,720
Forfeited (in shares)	(52)
Exercised (in shares)	(13)
Expired (in shares)	(127)
Ending balance (in shares)	1,528	1,720
Vested/expected to vest, at December 31, 2019	1,519
Exercisable, at December 31, 2019	1,479
Weighted Average Exercise Price
Beginning balance (in usd per share)	$ 75.24
Forfeited (in usd per share)	84.89
Exercised (in usd per share)	51.54
Expired (in usd per share)	81.40
Ending balance (in usd per share)	74.58	$ 75.24
Vested/expected to vest, at December 31, 2019	74.53
Exercisable, at December 31, 2019	$ 74.28
Weighted Average Remaining Contractual Term (yrs.)
Outstanding	3 years 8 months 12 days	4 years 9 months 18 days
Vested/expected to vest, at December 31, 2019	3 years 8 months 12 days
Exercisable, at December 31, 2019	3 years 7 months 6 days
Aggregate Intrinsic Value
Beginning balance	$ 1.1
Ending balance	0.8	$ 1.1
Vested/expected	0.8
Exercisable	$ 0.8